Accounts Receivable, Net - Schedule (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
ACCOUNTS RECEIVABLE, NET [Abstract]
Accounts receivable	$ 28,507	$ 35,125
Less: Provision for losses on accounts receivables	(2,781)	(2,212)	$ (919)	$ (971)
Accounts receivable, net	$ 25,726	$ 32,913